Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Research and development expenses	$ 1,436	$ 1,742	$ 2,619
Stat to GAAP adjustments	0	1,493	1,096
Net operating loss	5,212	941	739
Deferred Compensation	1,009
Vacation and convalescence	799	364	165
Bad debts	93	100	106
Other	466	374	169
Gross deferred tax assets	9,015	5,014	4,894
Valuation allowance	(8,699)	(4,255)	(4,071)
Total deferred tax assets	316	759	823
Deferred tax liabilities:
Deferred contract acquisition costs	(2,324)	(1,543)	(633)
Property and equipment	(283)	(439)	(404)
Capitalized Software	(397)
Other	0	(34)	(4)
Gross deferred tax liabilities	(3,004)	(2,016)	(1,041)
Net deferred tax liabilities	$ (2,688)	$ (1,257)	$ (218)